Non-Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Sep. 27, 2014	Sep. 28, 2013
Schedule of Other Liabilities [Line Items]
Deferred tax liabilities	$ 20,259	$ 16,489
Other non-current liabilities	4,567	3,719
Total other non-current liabilities	$ 24,826	$ 20,208